WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the period ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of December 2023 Registered Direct Offerings Warrants	402
Revaluation at December 31, 2023	110
Effect of changes in foreign exchange rates	8
Balance at December 31, 2023	$520

June 2023 Registered Direct Offerings [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of June 2023 Registered Direct Offerings Warrants	2,333

Balance at June 30, 2023	$2,333
Revaluation at September 30, 2023	(671)
Effect of changes in foreign exchange rates	(33)

Balance at September 30, 2023	$1,629

Revaluation at December 31, 2023	(499)
Effect of changes in foreign exchange rates	27

Balance at December 31, 2023	$1,157

March 2023 private placements [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2023	$-
Issuance of March 2023 Warrants	496

Balance at March 31, 2023	$496
Revaluation at June 30, 2023	1,004

Balance at June 30, 2023	$1,500
Revaluation at September 30, 2023	(688)
Effect of changes in foreign exchange rates	(21)

Balance at September 30, 2023	$791

Revaluation at December 31, 2023	(242)
Effect of changes in foreign exchange rates	13

Balance at December 31, 2023	$562

November 2022 Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

Level 3 for the year ended on December 31, 2023:

Balance at January 1, 2022	$-
Issuance of November 2022 Warrants	894
Revaluation at December 31,2022	248

Balance at December 31, 2022	$1,142
Revaluation at March 31, 2023	$(405)

Balance at March 31, 2023	$737
Warrant exercises (note 19(l))	$(66)
Revaluation at June 30, 2023	1,745
Balance at June 30, 2023	$2,416

Warrant exercises (note 19(l))	(39)
Revaluation at September 30, 2023	(1,175)
Effect of changes in foreign exchange rates	(25)
Balance at September 30, 2023	$1,177

Revaluation at December 31, 2023	(359)
Effect of changes in foreign exchange rates	18
Balance at December 31, 2023	$836

For the year ended December 31, 2023, the Company recorded a gain on the revaluation of the November 2022 warrant liability in the amount of $193 (for the year ended December 31, 2022 – a loss in the amount of $248).

A2Z SMART TECHNOLOGIES CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)